UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	U811-21934

URiverNorth Funds
(Exact name of registrant as specified in charter)

U325 North LaSalle Street
USuite 645
UChicago, IL	U60654
(Address of principal executive offices)	(Zip code)

UPatrick W. Galley
U325 North LaSalle Street
USuite 645
Chicago, IL 60654
(Name and address of agent for service)

Registrant's telephone number, including area code:	312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	03/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

RiverNorth Core Opportunity Fund

March 31, 2010

PORTFOLIO ASSET ALLOCATION
MARCH 31, 2010   (UNAUDITED)

Portfolio asset allocations are approximations made by the Adviser based on each holding’s average exposure. Portfolio asset allocations are as of March 31, 2010 and are subject to change. Allocations are presented as a percentage of total investments.

PORTFOLIO ASSET ALLOCATION (CONTINUED)
MARCH 31, 2010   (UNAUDITED)

Portfolio asset allocations are approximations made by the Adviser based on each holding’s average exposure. Portfolio asset allocations are as of March 31, 2010 and are subject to change. Allocations are presented as a percentage of total investments.

EXPENSE ILLUSTRATION
MARCH 31, 2010   (UNAUDITED)

Expense Example

As a shareholder of the RiverNorth Core Opportunity Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2009 and held for the entire six month period ended March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical example that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	October 1, 2009	March 31, 2010	March 31, 2010

Actual	$1,000.00	$1,110.68	$7.65

Hypothetical
(5% return	$1,000.00	$1,017.69	$7.31
before expenses)

______
*Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Fair Value

CLOSED-END FUNDS - 59.54%
435,060	ACM Income Fund, Inc.	$3,541,388
44,784	Advent Claymore Convertible Securities and Income Fund	753,267
563,588	Boulder Growth & Income Fund, Inc. (a)	3,573,148
253,002	Boulder Total Return Fund, Inc. (a)	3,752,020
264,385	Calamos Convertible and High Income Fund	3,246,648
56,352	Calamos Global Dynamic Income Fund	454,197
400,943	Calamos Strategic Total Return Fund	3,668,628
76,441	Central Europe and Russia Fund, Inc. / The	2,735,059
87,644	China Fund, Inc.	2,446,144
23,924	Claymore Dividend & Income Fund	335,654
405,597	Clough Global Equity Fund	5,812,205
938,884	Clough Global Opportunities Fund	12,243,047
607,610	DWS Dreman Value Income Edge Fund	7,868,549
107,485	DWS Enhanced Commodity Strategy Fund, Inc.	897,500
147,166	Eaton Vance Senior Income Trust	1,016,917
618,507	First Trust/Four Corners Senior Floating Rate Income Fund II	8,139,552
444,654	Gabelli Dividend & Income Trust	6,118,439
92,621	General American Investors Company, Inc.	2,295,148
618,048	H&Q Life Sciences Investors	6,353,533
101,697	Highland Credit Strategies Fund	803,406
19,878	John Hancock Bank and Thrift Opportunity Fund	334,149
76,673	Kayne Anderson MLP Investment Co.	2,059,437
4,011,324	Liberty All-Star Equity Fund	19,013,676
847,025	LMP Capital and Income Fund, Inc.	9,113,989
186,788	LMP Corporate Loan Fund, Inc.	2,108,855
205,588	Macquarie Global Infrastructure Total Return Fund, Inc.	3,277,073
256,414	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,819,287
31,297	NASDAQ Premium Income & Growth Fund, Inc.	434,089
1,333,857	NFJ Dividend, Interest & Premium Strategy Fund	21,101,618
101,417	Nuveen Floating Rate Income Fund	1,210,909
905,551	Nuveen Multi-Strategy Income and Growth Fund	7,126,686
1,596,306	Nuveen Multi-Strategy Income and Growth Fund 2	13,185,488
1,788,665	Royce Value Trust, Inc. (a)	21,186,737
11,433	Source Capital, Inc.	530,697
604,243	SunAmerica Focused Alpha Growth Fund, Inc.	8,767,566
1,191,858	TCW Strategic Income Fund, Inc.	5,613,651
57,539	Templeton Emerging Markets Fund	1,137,546
946	Tortoise Energy Infrastructure Corp.	29,771
365,476	Tri-Continental Corp.	4,484,391
262,585	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,098,503

TOTAL FOR CLOSED-END FUNDS (Cost $154,025,633)		203,688,567

MUTUAL FUNDS - 6.32%
526,999	Calamos Convertible Fund - Class A	10,081,484
1,094,710	Eaton Vance Floating-Rate Advantage Fund	11,560,141

TOTAL FOR MUTUAL FUNDS (Cost $15,107,455)		21,641,625

EXCHANGE-TRADED FUNDS - 15.61%
54,100	iShares Barclays US Treasury Inflation Protected Securities Fund	5,621,531
50,000	iShares MSCI EAFE Index Fund	2,799,000
187,839	iShares MSCI Emerging Markets Index	7,912,248
60,537	iShares Russell 1000 Growth Index Fund	3,144,897
227,568	PowerShares FTSE RAFI US 1000 Portfolio	11,758,439
155,455	Proshares UltraShort 20+ Year Treasury (a)	7,569,104
118,563	Rydex Russell Top 50 ETF	10,237,915
111,000	SPDR Barclays Capital Convertible Bond ETF	4,345,650

TOTAL FOR EXCHANGE-TRADED FUNDS (Cost $45,637,706)		53,388,784

*See accompanying notes which are an intregal part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued
MARCH 31, 2010 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Fair Value

EXCHANGE-TRADED NOTES - 1.00%
162,552	iPath S&P 500 VIX Short-Term Futures ETN (a)	$3,415,218

TOTAL FOR EXCHANGE-TRADED NOTES (Cost $4,881,292)		3,415,218

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.38%
12,100	Affiliated Managers Group, Inc. (a)	955,900
11,736	Legg Mason, Inc.	336,471

TOTAL FOR HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $1,272,031)		1,292,371

PREFERRED STOCKS - 1.06%
40,000	Gabelli Global Deal Fund - Series A, 8.500%	2,132,000
59,938	General American Investors Company, Inc. - Series B, 5.950%	1,483,465

TOTAL FOR PREFERRED STOCKS (Cost $3,410,341)		3,615,465

RIGHTS - 0.01%
19,440	Greater China Fund, Inc., expires on April 16, 2010 (a)	6,610
8,800	Pimco Income Strategy Fund, expires on April 23, 2010 (a)	2,992
62,159	Pimco Income Strategy Fund II, expires on April 23, 2010 (a)	19,269

TOTAL FOR RIGHTS (Cost $27,647)		28,871

SHORT-TERM INVESTMENTS - 17.97%
61,482,983	Fidelity Institutional Money Market Portfolio - Class I, 0.25% (b)	61,482,983

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $61,482,983)		61,482,983

TOTAL INVESTMENTS (Cost $285,845,088) - 101.89%		$348,553,884

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.89)%		(6,465,278)

NET ASSETS - 100.00%		$342,088,606

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2010.

*See accompanying notes which are an intregal part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010 (UNAUDITED)

Assets
Investment in securities:
At cost	$285,845,088
At value	$348,553,884

Receivable for fund investments sold	952,846
Dividends receivable	662,832
Receivable for fund shares purchased	331,323
Prepaid expenses	32,640
Interest receivable	10,570
Total assets	350,544,095

Liabilities
Payable for fund investments purchased	7,736,285
Payable to Adviser (a)	279,794
Payable for fund shares redeemed	278,804
Accrued 12b-1 fees (a)	69,948
Payable to trustees and officers	8,575
Other accrued expenses	82,083
Total liabilities	8,455,489

Net Assets	$342,088,606

Net Assets consist of:
Paid in capital	$290,568,865
Accumulated undistributed net investment income (loss)	(5,631,622)
Accumulated net realized gain (loss) from investment transactions	(5,557,433)
Net unrealized appreciation (depreciation) on investments	62,708,796

Net Assets	$342,088,606

Shares outstanding (unlimited number of shares authorized)	30,382,588

Net Asset Value Per Share and Offering Price	$11.26

Minimum Redemption Price Per Share (b)	$11.03

*See accompanying notes which are an intregal part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

Investment Income
Dividend income (a)	$5,498,237
Interest income	75,526
Total Income	5,573,763

Expenses
Investment adviser fee (b)	1,485,680
12b-1 fees (b)	371,420
Administration expenses (b)	81,608
Fund accounting expenses (b)	36,843
CCO expenses	34,246
Transfer agent expenses (b)	32,486
Legal expenses	30,233
Custodian expenses	23,169
Registration expenses	15,002
Report printing expenses	13,080
Audit expenses	11,777
Trustee expenses	8,099
Miscellaneous expenses	6,018
Insurance expense	4,678
Pricing expenses	2,934
24f-2 expenses	1,487
Total Expenses	2,158,760

Net Investment Income	3,415,003

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	3,755,181
Swaps	1,281,948
Long-term capital gain distributions from other investment companies	59,252
Change in unrealized appreciation (depreciation)
on investment securities	23,423,709
Net realized and unrealized gain (loss) on investment securities	28,520,090
Net increase (decrease) in net assets resulting from operations	$31,935,093

(a) Net of foreign withholding taxes of $4.
(b) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes which are an intregal part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	March 31, 2010	Fiscal Year ended
	(Unaudited)	September 30, 2009
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$3,415,003	$7,683,780
Net realized gain (loss) on investment securities and swaps	5,037,129	(7,376,143)
Long-term capital gain distributions from other investment companies	59,252	1,363,880
Change in unrealized appreciation (depreciation)
on investment securities	23,423,709	57,074,718
Net increase (decrease) in net assets resulting from operations	31,935,093	58,746,235

Distributions to shareholders:
From net investment income	(12,070,126)	(5,838,783)
From net realized gain	-	(15,501)
Total distributions	(12,070,126)	(5,854,284)

Capital Share Transactions:
Proceeds from Fund shares sold	86,546,091	181,134,720
Reinvestment of distributions	12,016,908	5,836,736
Proceeds from redemption fees (a)	24,382	73,541
Amount paid for Fund shares redeemed	(51,845,402)	(97,784,899)
Net increase (decrease) in net assets resulting
from capital share transactions	46,741,979	89,260,098

Net Increase (Decrease) in Net Assets	66,606,946	142,152,049

Net Assets
Beginning of period	275,481,660	133,329,611

End of period	$342,088,606	$275,481,660

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(5,631,622)	$3,023,501

Capital Share Transactions
Shares sold	7,990,732	23,061,304
Shares issued in reinvestment of distributions	1,129,409	817,470
Shares redeemed	(4,794,598)	(13,117,957)

Net increase (decrease) from capital share transactions	4,325,543	10,760,817

(a) See Note 2 in the Notes to the Financial Statements.

*See accompanying notes which are an intregal part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

	Six months ended
	March 31, 2010		Fiscal Year ended		Fiscal Year ended	Period ended
	(Unaudited)		September 30, 2009		September 30, 2008	September 30, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$10.57		$8.72		$10.74	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.12		0.32		0.42	0.11
Net realized and unrealized gains (losses)	1.02		1.76		(2.10)	0.63
Total income from investment operations	1.14		2.08		(1.68)	0.74

Less distributions:
From net investment income	(0.45)		(0.23)		(0.23)	-
From net realized gain	-		-	(c)	(0.12)	-
Total distributions	(0.45)		(0.23)		(0.35)	-

Paid in capital from redemption fees	-	(d)	-	(d)	0.01	-	(d)

Net asset value, end of period	$11.26		$10.57		$8.72	$10.74

Total Return (e)	11.07%	(f)	25.06%		-16.08%	7.40%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$342,089		$275,482		$133,330	$18,748

Ratio of expenses to average net assets (g)	1.45%	(h)	1.53%		1.65%	1.95%	(h)
Ratio of expenses to average net assets
before reimbursement (g)	1.45%	(h)	1.53%		1.59%	2.21%	(h)
Ratio of net investment income to
average net assets (g)	2.30%	(h)	3.80%		4.15%	1.45%	(h)
Ratio of net investment income to
average net assets before reimbursement (g)	2.30%	(h)	3.80%		4.21%	1.19%	(h)
Portfolio turnover rate	19.42%		215.42%		304.39%	74.84%

(a) For the period December 27, 2006 (Commencement of Operations) to September 30, 2007.
(b) Net investment income per share is based on average shares outstanding during the period.
(c) Net realized gain distribution resulted in less than $0.005 per share for the period.
(d) Redemption fees resulted in less than $0.005 per share for the period.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(h) Annualized.

 *See accompanying notes which are an intregal part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2010  (UNAUDITED)

1.   ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust”) on July 18, 2006 and commenced investment operations on December 27, 2006.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”).

The investment objective of the Fund is to seek long-term capital appreciation and income, consistent with prudent investment risk over the long-term.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER:  The Fund records security transactions based on trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities.  The Fund has held certain investments which pay dividends to their shareholders based upon available funds from operations.  It is possible for these dividends to exceed the underlying investments taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

SHARE VALUATION:  The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open.  The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.  The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.  For the six months ended March 31, 2010, there were redemption fees of $24,382.

FEDERAL INCOME TAXES:  The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010  (UNAUDITED)

2.  SIGNIFICANT ACCOUNTING POLICIES - continued

USE OF ESTIMATES:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

3.  SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010  (UNAUDITED)

3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities, including closed-end funds, exchange-traded funds, exchange-traded notes, holding and investment management companies, rights and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities are generally valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010  (UNAUDITED)

3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.  Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used at March 31, 2010, in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Closed-End Funds	$203,688,567	$-	$-	$203,688,567

Mutual Funds	21,641,625	-	-	21,641,625

Exchange-Traded Funds	53,388,784	-	-	53,388,784

Exchange-Traded Notes	3,415,218	-	-	3,415,218

Holding & Investment Management Companies	1,292,371	-	-	1,292,371

Preferred Stocks	3,615,465	-	-	3,615,465

Rights	28,871	-	-	28,871

Short-Term Investments	61,482,983	-	-	61,482,983

Total	$348,553,884	$-	$-	$348,553,884

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

4.  DERIVATIVE TRANSACTIONS

The Fund may enter into total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Fund may use its own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.  The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.  Net amounts received or paid on the swap contracts are recorded as realized gains or losses.  Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.  Risks may exceed amounts recognized on the statement of assets and liabilities. The Fund values the total return swaps in which it enters based on a formula of theunderlying asset’s nightly value, USD-LIBOR-BBA and an annual fee or various agreed upon inputs.These securities will be categorized as Level 2 securities. The Fund has an agreement with ReFlow Fund, LLC to receive the total return of the Fund, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.95%.  The agreement terminates August 27, 2010.  As of March 31, 2010, the Fund did not have any open swap positions.

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010  (UNAUDITED)

4.  DERIVATIVE TRANSACTIONS – continued

In accordance with GAAP, the fair value of the total return swaps can be found on the Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements.  At March 31, 2010, the receivable/payable for open swap agreements was $0.  For the six months ended March 31, 2010, the net realized gain (loss) on swaps was $1,281,948.

In accordance with the swap contract, the Fund has the ability to adjust the notional amount on a daily basis.  The activity of the swap is summarized below:

Notional Value
Beginning of the period	$13,000,000
Increases	10,000,000
Decreases	(23,000,000)
End of the period	$0

5.    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund.  Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended March 31, 2010, the Adviser earned investment advisory fees of $1,485,680.

The Adviser has contractually agreed to defer the collection of fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) to 1.60% of the average daily net assets of the Fund through January 31, 2011.  Each deferral of fees or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations.  For the six months ended March 31, 2010, there were no fee deferrals or reimbursements by the Adviser and there were no carryovers from prior years of amounts recoupable to the Adviser.  At March 31, 2010, the Fund owed the Adviser $279,794 for advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2010, Unified earned fees of $81,608 for administrative services provided to the Fund. At March 31, 2010, Unified was owed $27,472 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of Unified.  Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the six months ended March 31, 2010, the Custodian earned fees of $23,169 from the Fund for custody services.  At March 31, 2010, the Custodian was owed $8,012 by the Fund for custody services.

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010  (UNAUDITED)

5.    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2010, Unified earned fees of $10,440 for transfer agent services and $22,046 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services for the Fund. At March 31, 2010, the Fund owed Unified $3,477 for transfer agent services and $9,272 for reimbursement of out-of-pocket expenses.  For the six months ended March 31, 2010, Unified earned fees of $36,843 from the Fund for fund accounting services.  At March 31, 2010, Unified was owed $12,081 from the Fund for fund accounting services.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Fund to pay the Adviser for distribution and promotion expenses related to marketing shares of the Fund.  The amount payable annually by the fund is 0.25% of the average daily net assets.  Under the Plan the Trust may engage in any activities related to the distribution of Fund shares.  During the six months ended March 31, 2010, the Fund accrued 12b-1 expenses of $371,420, of which $69,948 was unpaid at March 31, 2010.

Unified Financial Securities, Inc. (the “Distributor”) acts as the sole distributor of the Fund. There were no payments to the Distributor by the Fund during the six months ended March 31, 2010. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

6.    INVESTMENTS TRANSACTIONS

For the six months ended March 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$-
Other	79,093,219
Sales
U.S. Government Obligations	$-
Other	48,025,664

At March 31, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$64,494,215
Gross (Depreciation)	(1,785,419)
Net Appreciation (Depreciation)
on Investments	$62,708,796

At March 31, 2010, the aggregate cost of securities for federal income tax purposes was $285,845,088.

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010  (UNAUDITED)

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2010, National Financial Services, for the benefit of its customers, owned 75.23% of the RiverNorth Core Opportunity Fund.

8.   DISTRIBUTIONS TO SHAREHOLDERS

On December 31, 2009, the Fund paid an income distribution of $0.4535 per share or $12,070,126 to shareholders of record on December 30, 2009.

The tax character of distributions paid during the fiscal years ended September 30, 2009, and September 30, 2008, was as follows:

Distributions paid from:	2009	2008

Ordinary income	$5,838,783	$540,869
Short-term capital gain	15,501	281,528
Long-term capital gain	-	8,584

	$5,854,284	830,981

At September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,735,334
Capital loss carryforward	(10,298,275)
Unrealized appreciation (depreciation)	32,057,807
$31,494,866

At September 30, 2009, the difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of post-October losses in the amount of $2,000,934, losses on wash sales, mark-to-market of swap agreements and mark-to-market of certain investments.

9.  CAPITAL LOSS CARRYFORWARD

At September 30, 2009, the Fund had available for federal tax purposes unused capital loss carryforwards of $10,298,275, which are available to offset future realized gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

                Amount                                                      Expires September 30,
                                         $10,298,275                                                                   2017

ADDITIONAL INFORMATION
MARCH 31, 2010   (UNAUDITED)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 26, 2007.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-848-7569.

RiverNorth Funds
RiverNorth Core Opportunity Fund

Board of Trustees
Patrick W. Galley, CFA, Chairman
Kevin M. Hinton
James G. Kelley
Dennis F. Magulick

Investment Adviser
RiverNorth Capital Management, LLC

Transfer Agent, Administrator and Dividend Disbursing Agent
Unified Fund Services, Inc.

Custodian
Huntington National Bank

Legal Counsel
Thompson Hine LLP

Independent Registered Public Accounting Firm
Cohen Fund Audit Servies, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds.
This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report.

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.  NOT APPLICABLE -  disclosed with annual report.

Item 5.  Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only.

Item 6.  Schedule of Investments.  NOT APPLICABLE – schedule filed with Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  NOT APPLICABLE – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  NOT APPLICABLE
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the  registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report.

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2 under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         RiverNorth Funds

By
* /s/ Patrick W. Galley
        Patrick W. Galley, President

Date: 06/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
 * /s/ Patrick W. Galley
        Patrick W. Galley, President

Date: 06/09/2010

By
* /s/ Jonathan M. Mohrhardt
      Jonathan M. Mohrhardt, Treasurer

Date: 06/09/2010